CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 301,826	$ 632,978
Short- term investments	6,080	10,919
Trade receivables (notes 6 and 19)	10,055	12,000
Inventories (note 7)	494,150	500,976
Income taxes recoverable (note 25)	17,805	13,598
Equity securities (notes 6 and 8)	76,532	122,775
Fair value of derivative financial instruments (notes 6 and 21)	180	17,240
Other current assets (note 9(A))	165,824	151,048
Total current assets	1,072,452	1,461,534
Non- current assets:
Goodwill (Note 23)	407,792	696,809
Property, plant and mine development (note 10)	6,234,302	5,626,552
Other assets (note 9(B))	138,297	80,706
Total assets	7,852,843	7,865,601
Current liabilities:
Accounts payable and accrued liabilities (note 11)	310,597	290,722
Reclamation provision (note 12)	5,411	10,038
Interest payable	16,531	12,894
Income taxes payable (note 25)	18,671	16,755
Finance lease obligations (note 13(A))	1,914	3,412
Fair value of derivative financial instruments (notes 6 and 21)	8,325
Total current liabilities	361,449	333,821
Non-current liabilities:
Long-term debt (note 14)	1,721,308	1,371,851
Reclamation provision (note 12)	380,747	345,268
Deferred income and mining tax liabilities (note 25)	796,708	827,341
Other liabilities (note 15)	42,619	40,329
Total liabilities	3,302,831	2,918,610
EQUITY
Outstanding - 235,025,507 common shares issued, less 566,910 shares held in trust	5,362,169	5,288,432
Stock options (notes 16 and 17)	197,597	186,754
Contributed surplus	37,254	37,254
Deficit	(988,913)	(598,889)
Other reserves (note 18)	(58,095)	33,440
Total equity	4,550,012	4,946,991
Total liabilities and equity	7,852,843	7,865,601
Commitments and contingencies (note 27)